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                                             As filed pursuant to Rule 497
                                             Registration Nos. 333-55740 and
                                                               811-3859



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
            (PORTION RELATING TO THE POLARISAMERICA VARIABLE ANNUITY)

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          SUPPLEMENT TO THE POLARISAMERICA PROSPECTUS DATED MAY 1, 2001

        The following replaces the second paragraph under the heading INCOME OPTIONS on page 18 of the prospectus:

        Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity
        Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

Date:  July 31, 2001

      Please keep this Supplement with your prospectus.